Expenses by Nature - Schedule of Cost of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cost of Revenue [Abstract]
Cost of revenue	$ 3,027,100	$ 981,389
Payroll and employee benefits	2,125,583	2,923,687
Depreciation and amortization	175,605	155,209
Professional services fee	560,170	702,628
Provision (reverse) for credit loss	(99,185)	(14,357)
Office and other expenses	357,147	289,681
Total cost of revenue, administrative expenses and selling expenses	$ 6,146,420	$ 5,038,237